Supplemental information on statement of cash flows (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Supplemental Information On Statement Of Cash Flows
Depreciation of Property, plant and equipment			$ 7,145	$ 7,361
Amortization of Intangible assets			48	37
Capitalized depreciation			(940)	(696)
Depreciation of right of use - recovery of PIS/COFINS			(80)	(72)
Depreciation, depletion and amortization in the Statements of Cash Flows	$ 3,249	$ 3,460	$ 6,173	$ 6,630